Note 14 - Leases - Summary of Operating Lease Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Lease - Operating Cash Flows (Fixed Payments)	$ 0	$ 0
Operating Lease - Operating Cash Flows (Liability Reduction)	0	43
New ROU Assets - Operating Leases	$ 0	$ 0
Weighted Average Lease Term - Operating Leases (years) (Year)		34 years 18 days
Weighted Average Discount Rate - Operating Leases		9.30%